Document and Entity Information	3 Months Ended
	Jun. 30, 2012	Aug. 02, 2012
Document And Entity Information
Entity Registrant Name	Bullfrog Gold Corp.
Entity Central Index Key	0001448597
Document Type	10-Q
Document Period End Date	Jun 30, 2012
Amendment Flag	true
Amendment Description	Amendment No. 1
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		30,153,846
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 312,974	$ 1,815,055
Deposits	7,938	151,125
Prepaid expenses	9,255	46,619
Total current assets	330,167	2,012,799
Other assets
Mineral properties	975,700	800,700
Total assets	1,305,867	2,813,499
Current liabilities
Accounts payable	183,779	61,294
Other liabilities	11,911	10,661
Total current liabilities	195,690	71,955
Warrant liability	1,148,068	2,361,925
Total liabilities	1,343,758	2,433,880
Stockholders' equity
Preferred stock, 50,000,000 shares authorized, $.0001 par value Series A 4,586,539 issued and outstanding as of 6/30/12 and 12/31/11, respectively	459	459
Common stock, 200,000,000 shares authorized, $ .0001 par value; 29,897,846 shares issued and outstanding as of 6/30/12 and 12/31/11, respectively	3,005	2,990
Additional paid in capital	3,815,243	3,208,096
Deficit accumulated during the exploration stage	(3,856,598)	(2,831,926)
Total stockholders' equity	(37,891)	379,619
Total liabilities and stockholders' equity	$ 1,305,867	$ 2,813,499

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	4,586,539	4,586,539
Preferred stock, shares outstanding	4,586,539	4,586,539
Common stock, shares authorized	200,000,000	200,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	30,053,846	29,897,846
Common stock, shares outstanding	30,053,846	29,897,846

Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		30 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Income Statement [Abstract]
Revenue
Operating expenses
General and administrative	268,279	25,761	540,112	25,761	1,167,992
Exploration costs	531,811		860,512		998,908
Marketing	578,297		837,905		1,212,758
Total operating expenses	1,378,387	25,761	2,238,529	25,761	3,379,658
Net operating loss	(1,378,387)	(25,761)	(2,238,529)	(25,761)	(3,379,658)
Gain on forgiveness of debt					28,499
Interest expense		(6,408)		(12,402)	(29,299)
Revaluation of warrant liability	421,048		1,213,857		(476,140)
Net loss	$ (957,339)	$ (32,169)	$ (1,024,672)	$ (38,163)	$ (3,856,598)
Weighted average common shares outstanding - basic and diluted	29,927,190	8,978,523	29,912,437	8,978,523
Loss per common share - basic and diluted	$ (0.03)	$ 0	$ (0.03)	$ 0

Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		30 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012
Acquisition of mineral property, January 2010, value				$ 300
Issuance of Common stock for cash, March 2010, value				1,800
Issuance of Common stock for cash, July 2010, value				500
Issuance of Common stock for cash, August 2010, value				221
Issuance of Common stock for cash, July and August 2011, value			545
Issuance of Common stock for mineral claim purchase option, August 2011, value			400
Effect of reverse merger recapitalization, September 30, 2011, value			(214,746)
Issuance of stock and warrants in private placement, September 2011, value			2,978,972
Additional shareholder contribution, October 2011, value			51,364
Stock-based compensation, value		513,912	392,189
Issuance of Common stock for services, April 2012, value		23,250
Issuance of Common stock for services, May 2012, value		17,000
Issuance of Common stock for services, June 2012, value		53,000
Net loss	(957,339)	(1,024,672)	(2,791,378)	(40,548)	(3,856,598)
Ending balance, value	(37,891)	(37,891)	379,619	(37,727)	(37,891)
Preferred Stock
Effect of reverse merger recapitalization, September 30, 2011, shares			711,539
Effect of reverse merger recapitalization, September 30, 2011, value			71
Issuance of stock and warrants in private placement, September 2011, shares			3,875,000
Issuance of stock and warrants in private placement, September 2011, value			388
Ending balance, shares	4,586,539	4,586,539	4,586,539		4,586,539
Ending balance, value	459	459	459		459
Common Stock
Acquisition of mineral property, January 2010, shares				923,077
Acquisition of mineral property, January 2010, value				92
Issuance of Common stock for cash, March 2010, shares				5,538,461
Issuance of Common stock for cash, March 2010, value				554
Issuance of Common stock for cash, July 2010, shares				1,538,462
Issuance of Common stock for cash, July 2010, value				154
Issuance of Common stock for cash, August 2010, shares				678,523
Issuance of Common stock for cash, August 2010, value				68
Issuance of Common stock for cash, July and August 2011, shares			1,678,612
Issuance of Common stock for cash, July and August 2011, value			168
Issuance of Common stock for mineral claim purchase option, August 2011, shares			4,000,000
Issuance of Common stock for mineral claim purchase option, August 2011, value			400
Effect of reverse merger recapitalization, September 30, 2011, shares			10,288,461
Effect of reverse merger recapitalization, September 30, 2011, value			1,029
Issuance of stock and warrants in private placement, September 2011, shares			5,252,250
Issuance of stock and warrants in private placement, September 2011, value			525
Issuance of Common stock for services, April 2012, shares		31,000
Issuance of Common stock for services, April 2012, value		3
Issuance of Common stock for services, May 2012, shares		25,000
Issuance of Common stock for services, May 2012, value		2
Issuance of Common stock for services, June 2012, shares		100,000
Issuance of Common stock for services, June 2012, value		10
Ending balance, shares	30,053,846	30,053,846	29,897,846	8,678,523	30,053,846
Ending balance, value	3,005	3,005	2,990	868	3,005
Additional Paid In Capital
Acquisition of mineral property, January 2010, value				208
Issuance of Common stock for cash, March 2010, value				1,246
Issuance of Common stock for cash, July 2010, value				346
Issuance of Common stock for cash, August 2010, value				153
Issuance of Common stock for cash, July and August 2011, value			377
Effect of reverse merger recapitalization, September 30, 2011, value			(215,846)
Issuance of stock and warrants in private placement, September 2011, value			2,978,059
Additional shareholder contribution, October 2011, value			51,364
Stock-based compensation, value		513,912	392,189
Issuance of Common stock for services, April 2012, value		23,247
Issuance of Common stock for services, May 2012, value		16,998
Issuance of Common stock for services, June 2012, value		52,990
Ending balance, value	3,815,243	3,815,243	3,208,096	1,953	3,815,243
Deficit Accumulated During the Exploration Stage
Net loss		(1,024,672)	(2,791,378)	(40,548)
Ending balance, value	$ (3,856,598)	$ (3,856,598)	$ (2,831,926)	$ (40,548)	$ (3,856,598)

Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		30 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Cash flows from operating activities
Net loss	$ (1,024,672)	$ (38,163)	$ (3,856,598)
Adjustments to reconcile net loss to net cash used in operating activities
Gain on forgiveness of debt			(28,499)
Revaluation of warrant liability	(1,213,857)		476,140
Stock-based compensation	513,912		906,101
Stock issued for services	93,250		93,250
Receivable from pre-merger Bullfrog		15,661	48,637
Deposits	143,187		43,426
Prepaid expenses	37,364		(9,255)
Accounts payable	122,485		183,779
Other liabilities	1,250		(1,472)
Accrued interest		12,402	28,499
Net cash used in operating activities	(1,327,081)	(10,100)	(2,115,992)
Cash flows from investing activity
Acquisition of property	(175,000)		(325,000)
Net cash used in investing activity	(175,000)		(325,000)
Cash flows from financing activities
Proceeds from sales of common stock			3,066
Proceeds from private placement of common stock, preferred stock and warrants			2,710,000
Proceeds from notes payable		10,100	70,900
Repayment of notes payable			(30,000)
Net cash provided by financing activities		10,100	2,753,966
Net increase (decrease) in cash and cash equivalents	(1,502,081)		312,974
Cash and cash equivalents, beginning of period	1,815,055
Cash and cash equivalents, end of period	312,974		312,974
Noncash investing and financing activities
Issuance of common stock for acquisition of mineral property			700
Issuance of note payable for acquisition of mineral property		550,000	650,000
Issuance of note payable for receivable from pre-merger Bullfrog			250,000
Conversion of notes payable to common stock, preferred stock and warrants in private placement			940,900
Contribution of deposits by shareholder			$ 51,364

Nature Of Business And Summary Of Significant Accounting Policies	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Nature Of Business And Summary Of Significant Accounting Policies

NOTE 1 – NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business and Reverse Merger and Recapitalization

On September 30, 2011, Standard Gold Corp. (“Standard Gold”) entered into a Merger Agreement (the “Merger”) with a public shell company, Bullfrog Gold Corp. (“Bullfrog Gold”), formerly known as Kopr Resources Corp. pursuant to which Standard Gold merged with and into a wholly owned subsidiary of Bullfrog Gold as more fully described in Note 2. Such Merger caused Standard Gold to become a wholly-owned subsidiary of Bullfrog Gold. The Merger is being accounted for as a reverse-merger and recapitalization and Standard Gold is considered the accounting acquirer for accounting purposes and Bullfrog Gold the acquired company. The business of Standard Gold became the business of Bullfrog Gold. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the Merger are those of Standard Gold and are recorded at the historical cost basis of Standard Gold. Bullfrog Gold Corp. along with Standard Gold Corp. is referred to hereafter as “the Company”.

REVERSE STOCK SPLIT

On March 17, 2011 the Board of Directors of Bullfrog Gold unanimously adopted resolutions approving the Certificate of Amendment to the Certificate of Incorporation to effect a reverse stock split in the ratio of 1 for 5.75 for the common stock of Bullfrog Gold that was issued and outstanding as of April 4, 2011. The par value and total number of authorized shares were unaffected by the reverse stock split. All shares and per share amounts in these financial statements and notes thereto have been retrospectively adjusted to all periods presented to give effect to the reverse stock split.

FORWARD STOCK SPLIT

On July 19, 2011, Bullfrog Gold's board of directors authorized a 51.74495487 for one forward split of its outstanding common stock in the form of a dividend, whereby an additional 50.74495487 shares of common stock, par value $0.0001 per share, was issued on each one share of common stock outstanding as of July 25, 2011. All shares and per share amounts in these financial statements and notes thereto have been retrospectively adjusted to all periods presented to give effect to the forward stock split.

Bullfrog Gold was incorporated under the laws of the State of Delaware on July 23, 2007 as Kopr Resources Corp. On July 19, 2011, the Company’s board of directors approved the filing on an Amended and Restated Certificate of Incorporation of Bullfrog Gold with the Secretary of State of the State of Delaware to authorize (i) the change of the name of the Company to "Bullfrog Gold Corp." from "Kopr Resources Corp.” (ii) the increase in the authorized capital stock to 250,000,000 shares and (iii) the change in par value of the capital stock to $0.0001 per share. The Company is in the exploration stage of its resource business. On July 19, 2011, the Company’s board of directors also approved the amendment and restatement of bylaws in order to, among other things, include provisions for board and shareholder meetings.

The Company is a junior exploration company primarily engaged in the acquisition and exploration of properties that may contain gold mineralization in the United States. The Company’s target properties are those that have been the subject of historical exploration. The Company has acquired State exploration permits and Federal patented and unpatented mining claims in the states of Arizona and Nevada for the purpose of exploration and potential development of gold, silver and other minerals on a total of approximately 9,850 acres. In June 2012 the Company did not renew one of the four state exploration permits in Arizona for the Newsboy Project.  This reduced the land holdings at the Newsboy project from approximately 5,240 acres to approximately 4,920 acres.  In June 2012 the Company acquired the option to purchase the Klondike Project in Nevada that included 64 unpatented claims to which the Company added an additional 100 claims, or a total of 3,280 acres.  See Note 4 in the Notes to Consolidated Financial Statements for additional details concerning the Klondike Project.  The Company plans to review opportunities and acquire additional mineral properties with current or historic precious and base metal mineralization with meaningful exploration potential.

The Company’s properties do not have any reserves. The Company plans to conduct exploration programs on these properties with the objective of ascertaining whether any of its properties contain economic concentrations of precious and base metals that are prospective for mining.

Interim Disclosure

The condensed consolidated financial statements included herein have been prepared, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted pursuant to such rules and regulations. The Company's management believes that the disclosures are adequate to make the information presented not misleading. These condensed financial statements should be read in conjunction with the financial statements and the notes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2011.

The interim period information included in this Quarterly Report on Form 10-Q reflects all adjustments, consisting of normal recurring adjustments, that are, in the opinion of the Company's management, necessary for a fair statement of the results of the respective interim periods. Results of operations for interim periods are not necessarily indicative of results to be expected for an entire year.

Principles of Consolidation

The consolidated financial statements include the accounts of Bullfrog Gold Corp., as of the date of the reverse merger, and its wholly owned subsidiary, Standard Gold Corp. All significant inter-entity balances and transactions have been eliminated in consolidation.

Going Concern and Management’s Plans

The Company has incurred losses from operations since inception and has an accumulated deficit of $3,856,598 as of June 30, 2012. The Company’s financial statements have been prepared on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company’s continuation as a going concern is dependent upon attaining profitable operations through achieving revenue growth. However, the Company will now have additional expenses as a result of it being a public company. The September 30, 2011 closing of the private placement of the Company’s securities for $3,650,900 (the “Private Placement”) included the conversion of debt owed by the Company in the aggregate amount of $940,900 which was converted on a dollar for dollar basis. As a result of the $2,710,000 of net proceeds received from the Private Placement, the Company believes it will have sufficient cash to satisfy the Company’s projected working capital and capital expenditure needs, and debt obligations through December 31, 2012. There are no assurances that the Company will be successful in meeting its cash flow requirements.

Cash and Cash Equivalents and Concentration

The Company considers all highly liquid investments with a maturity of three months or less when acquired to be cash equivalents. The Company places its cash with a high credit quality financial institution. The Company’s account at this institution is insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000. In addition to the basic insurance deposit coverage, the FDIC is providing temporary unlimited coverage for non-interest bearing transaction accounts through December 31, 2012. At June 30, 2012, the Company’s cash balance was approximately $313,000. To reduce its risk associated with the failure of such financial institution, the Company will evaluate at least annually the rating of the financial institution in which it holds deposits.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Mineral Property Acquisition and Exploration Costs

Mineral property acquisition and exploration costs are expensed as incurred until such time as economic reserves are quantified. To date, the Company has not established any proven or probable reserves on its mineral properties.

Exploration Stage Company

The Company complies with Accounting Standards Codification (“ASC”) 915-235-50 and Securities and Exchange Commission Act Guide 7 for its characterization of the Company as an exploration stage enterprise.

Fair Value Measurement

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair value:

·	Level 1 – Valuation based on quoted market prices in active markets for identical assets and liabilities.
·	Level 2 – Valuation based on quoted market prices for similar assets and liabilities in active markets.
·	Level 3 – Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.

The Company does not have any assets or liabilities measured using Level 1 or 2 inputs. The Company’s Level 3 financial liabilities measured at fair value consisted of the warrant liability as of June 30, 2012. See Note 3.

Fair Value of Financial Instruments

The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash and cash equivalents, accounts payable, and other liabilities and the warrant liability is already recorded at fair value.

Income Taxes

Income taxes are accounted for under the asset and liability method in accordance with ASC 740, "Income Taxes". Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that the recoverability of the asset is unlikely to be recognized.

The Company reports a liability, if any, for unrecognized tax benefits resulting from uncertain tax positions taken, or expected to be taken, in an income tax return. The Company has elected to classify interest and penalties related to unrecognized income tax benefits, if and when required, as part of income tax expense in the statement of operations. No liability has been recorded for uncertain income tax positions, or related interest or penalties as of June 30, 2012 or December 31, 2011. The periods ended December 31, 2011 and 2010 are open to examination by taxing authorities.

Long Lived Assets

The Company assesses the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. When the Company determines that the carrying value of long-lived assets may not be recoverable based upon the existence of one or more indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows.

Preferred Stock

The Company accounts for its preferred stock under the provisions of Accounting Standards Codification on Distinguishing Liabilities from Equity, which sets forth the standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. This standard requires an issuer to classify a financial instrument that is within the scope of the standard as a liability if such financial instrument embodies an unconditional obligation to redeem the instrument at a specified date and/or upon an event certain to occur. The Company has determined that its preferred stock does not meet the criteria requiring liability classification as its obligation to redeem these instruments is not based on an event certain to occur. Future changes in the certainty of the Company’s obligation to redeem these instruments could result in a change in classification.

Derivative Financial Instruments

The Company accounts for derivative instruments in accordance with FASB ASC 815, Derivatives and Hedging (“ASC 815”), which requires additional disclosures about the Company’s objectives and strategies for using derivative instruments, how the derivative instruments and related hedged items are accounted for, and how the derivative instruments and related hedging items affect the financial statements. The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk. Terms of convertible debt and equity instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under ASC 815 to be accounted for separately from the host contract, and recorded on the balance sheet at fair value. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results. Pursuant to ASC 815, an evaluation of specifically identified conditions is made to determine whether the fair value of warrants issued is required to be classified as equity or as a derivative liability.

Stock-Based Compensation

Stock-based compensation is accounted for based on the requirements of the Share-Based Payment Topic of ASC 718 which requires recognition in the consolidated financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award (presumptively, the vesting period). The ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award.

The estimated fair value of each stock option as of the date of grant was calculated using the Black-Scholes pricing model. The Company estimates the volatility of its common stock at the date of grant based on the volatility of a comparable peer company which is publicly traded. The Company determines the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and post-vesting forfeitures. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. The shares of stock subject to the stock-based compensation plan shall consist of unissued shares, treasury shares or previously issued shares held by any Subsidiary of the Company, and such number of shares of stock are reserved for such purpose.

Net Loss per Common Share

Net losses were reported for the three months ended June 30, 2012 and 2011 and six months ended June 30, 2012 and 2011. As such, the Company excluded the impact of its potential common shares related to stock options of 4,060,000 and warrants of 4,563,625, as of June 30, 2012 in the computation of dilutive earnings per share for this period as their effect would be anti-dilutive. Potential common shares of 4,586,539 upon conversion of preferred stock were also excluded from diluted loss per share since they were anti-dilutive.

Stockholder's Equity	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Stockholder's Equity

NOTE 2 - STOCKHOLDER’S EQUITY

Pre-Reverse Merger Transactions

In 2010, Standard Gold began negotiations to acquire a 90% interest in property located near Beatty, Nevada (“the Bullfrog Project”) owned by NPX Metals, Inc. (“NPX Metals”). As of December 31, 2010, Standard Gold had issued 923,077 shares of common stock as consideration for the property interest

The remaining 10% interest in the Bullfrog Project was acquired by Standard Gold from Bull Frog Holdings Inc. in June, 2010 in exchange for $100,000 cash paid directly by one of Standard Gold’s lenders. Bull Frog Holdings, Inc. is an affiliate of NPX Metals.

On May 1, 2011, Standard Gold entered into a final agreement whereby Standard Gold acquired all of the working interest in the Bullfrog Project for a total consideration of a 3% net smelter return royalty due to NPX Metals.

Between July and August 25, 2011, Standard Gold issued a total of 1,678,612 common shares for cash consideration of $545. Such shares are reflective of a reverse split of Standard Gold’s common stock, effective August 26, 2011, on a 1 for 3.25 basis. All share data in the accompanying financial statements and notes have been retroactively restated to reflect the reverse split.

On August 30, 2011, Standard Gold entered into an Agreement of Conveyance, Transfer and Assignment with Aurum National Holdings Ltd. (“Aurum”), pursuant to which the Company purchased an option held by Aurum under that certain Option to Purchase and Royalty Agreement dated as of August 13, 2009 and as amended on June 30, 2011, between Aurum and Southwest Exploration, Inc. (“Southwest”), which gave Aurum the option to purchase a 100% right, title and interest in and to certain mineral claims in Arizona known as the “Newsboy Project”. In consideration for the assignment of the option, Standard Gold issued to Aurum and its designees an aggregate of 4,000,000 shares of its common stock. In addition Aurum had made deposits to vendors that were transferred to the Company to be applied to future expenses. Of these payments, $6,364 was paid back to the Company in October 2011 and $45,000 was applied to exploration costs in November 2011.

On September 28, 2011, Standard Gold and Southwest entered into an Option to Purchase and Royalty Agreement pursuant to which Southwest granted to Standard Gold, the sole and immediate working right and option to earn a One Hundred Percent (100%) interest in and to the Newsboy Project property free and clear of all charges encumbrances and claims in consideration for $3,425,000, of which $500,000 was previously paid by a third party (the “Prepayment Amount”). The balance due to Southwest as of September 28, 2011 (the date of the agreement) of $2,925,000 is payable on the following schedule:

(i)	on January 1, 2012, the sum of US $150,000.00; July 1, 2012 the sum of US $150,000.00;
(ii)	on January 1, 2013, the sum of US $200,000.00; July 1, 2013 the sum of US $200,000.00;
(iii)	on January 1, 2014, the sum of US $250,000.00; July 1, 2014 the sum of US $250,000.00;
(iv)	on January 1, 2015, the sum of US $300,000.00; July 1, 2015 the sum of US $300,000.00;
(v)	on January 1, 2016, the sum of US $350,000.00; July 1, 2016 the sum of US $350,000.00; and
(vi)	on January 1, 2017, the sum of US $425,000.00.

The first option payment of $150,000 was paid in December 2011 and the second option payment of $150,000 was paid in June 2012. Upon the full payment of the balance of $2,625,000, the option will be considered automatically exercised and the Company will have earned a 100% interest in and to the Newsboy Project property free and clear of all liens and encumbrances. Notwithstanding the foregoing, the Company is obligated to pay a Net Smelter Royalty payment equal to two percent (2%) of the proceeds from the sale or other disposition from any purchaser of any mineral derived from the ore mined from the Newsboy Project property. To retain the property, the Company must also pay the annual claim maintenance fees and file a Notice of Intent to Hold with the Bureau of Land Management and Maricopa County. The Company must also make annual payments for the lands leased from the State of Arizona. Should the Company choose not to maintain the working right and option to the property, the Company can forego future payments to Southwest without penalty. A total of $500,000 was paid to Southwest as part of the option to purchase agreement by third parties, which converted into an aggregate of 1,250,000 Units in the Private Placement. These payments have been recorded as increases to mineral property on the balance sheet.

In addition to the above payments, $50,000 was paid to Southwest by a third party for additional direct costs of acquiring the mineral property which converted into an aggregate of 125,000 Units in the Private Placement. This payment is included as an increase to mineral property on the balance sheet.

Reverse Merger Transaction

On September 30, 2011, the Company entered into an Agreement of Merger and Plan of Reorganization (the “Merger Agreement”) with Standard Gold, a privately held Nevada corporation, and Bullfrog Gold Acquisition Corp., the Company’s newly formed, wholly-owned Delaware subsidiary (“Acquisition Sub”), pursuant to which Standard Gold merged with and into Acquisition Sub, with Standard Gold as the surviving entity, causing Standard Gold to become the Company’s wholly-owned subsidiary (the “Merger”).

Pursuant to the terms and conditions of the Merger Agreement, at the closing of the Merger, an aggregate of 14,357,135 shares of Standard Gold’s common stock issued and outstanding immediately prior to the closing of the Merger were converted into securities of the Company based on the following breakdown: (i) 13,645,596 of the shares of Standard Gold’s outstanding common stock were converted into the right to receive an aggregate of 13,645,596 shares of the Company’s common stock on a one for one basis and (ii) an aggregate of 711,539 of the issued and outstanding shares of common stock of Standard Gold immediately prior to the closing of the Merger was converted into the right to receive an aggregate of 711,539 shares of the Company’s Series A Convertible Preferred Stock on a one for one basis (the “Series A Preferred Stock”), which is convertible into shares of the Company’s common stock on a one for one basis.

Private Placement

Following the closing of the Merger, the Company sold an aggregate of 9,127,250 units in a Private Placement (the “Private Placement”) at a per unit price of $0.40, with each unit consisting of (i) one share of the Company’s common stock (except that certain investors elected to receive in lieu of common stock, one share of the Company’s Series A Convertible Preferred Stock) and (ii) a three year warrant to purchase shares of common stock equal to 50% of the number of shares purchased in the Private Placement at an exercise price of $0.60 per share. The Company sold a total of 5,252,250 units consisting of common shares and a total of 3,875,000 units consisting of Series A Preferred Stock, resulting in total proceeds of $3,650,900. The Private Placement includes the conversion of debt owed by the Company in the aggregate amount of $940,900 which was converted on a dollar for dollar basis into the Private Placement. Net of converted debt, the Private Placement generated cash proceeds of $2,710,000. The net proceeds were allocated based on the relative fair values of the common stock or preferred stock and the warrants on the date of issuance. As of September 30, 2011 the allocated fair value of the 4,563,625 warrants was $671,928 and the balance of the proceeds of $2,978,972 was allocated to common stock or preferred stock as applicable. See Note 3.

The Company entered into registration rights agreements (the “Registration Rights Agreements”) with the investors in the Private Placement. Effective March 16, 2012, the Company and holders of the majority of Registrable Securities (as defined in the Registration Rights Agreement) agreed to amend the definitions of “Filing Date” and “Effectiveness Date”, as such terms are defined in the Registration Rights Agreement, such that “Filing Date” shall mean 12 months after the Trigger Date and “Effectiveness Date” shall mean eighteen months after the Trigger Date.

Split-Off

Immediately following the closing of the Merger and the Private Placement, under the terms of an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations, the Company transferred substantially all of its pre-Merger assets and liabilities to its wholly owned subsidiary, Kopr Resources Holdings, Inc., a Delaware corporation (“SplitCo”). Thereafter, pursuant to a Stock Purchase Agreement, the Company transferred all of the outstanding capital stock of SplitCo to a former officer and director of the Company in exchange for cancellation of an aggregate of 22,510,919 shares of the Bullfrog Gold’s pre-merger common stock held by such person (the “Split-Off”), which left 11,000,000 shares of the Company’s common stock held by persons who were stockholders of Bullfrog Gold prior to the Merger. Of these shares, 9,000,000 shares constituted the Company’s “public float” prior to the Merger that will continue to represent the shares of the Company’s common stock eligible for resale without further registration by the holders thereof, until such time as the applicability of Rule 144 or other exemption from registration under the Securities Act of 1933, as amended (the “Securities Act”), or the effectiveness of a further registration statement under the Securities Act, permits additional sales of issued shares.

As part of the reverse merger, the Company retained $13,383 of Bullfrog Gold’s pre-merger liabilities. In addition, Bullfrog Gold owed Standard Gold $201,363 at the merger date due to its collection of proceeds from a Standard Gold note payable. As a result of the merger, the combined $214,746 related to these balances has been recorded as a reduction in additional paid-in-capital. If the merger had occurred on the inception date of the Company, the net loss of the combined entity for all periods presented would not differ materially from what is already reported.

Common Stock Options

On September 30, 2011, the Company’s Board of Directors and stockholders adopted the 2011 Stock Incentive Plan (the “2011 Plan”). Under the 2011 Plan, options may be granted which are intended to qualify as Incentive Stock Options under Section 422 of the Internal Revenue Code of 1986 (the "Code") or which are not intended to qualify as Incentive Stock Options thereunder. In addition, direct grants of stock or restricted stock may be awarded. The 2011 Plan has reserved 4,500,000 shares of common stock for issuance. All options issued are nonqualified stock options as amended on December 19, 2011. The modification to the option agreements increased the vesting period for only certain option agreements from one year to two years. The incremental cost associated with the differential in fair value at the modification date was not material. The option agreements are exercisable as follows in 20% increments:

Date Installment Becomes Exercisable
December 19, 2011
March 31, 2012
September 30, 2012
March 31, 2013
September 30, 2013

A summary of stock options is presented below:

Recipient	Options	Strike Price	Term
Officer	1,250,000	$0.40	10 years	(1)
Officer	200,000	$0.40	10 years
Consultant	50,000	$0.40	10 years
Consultant	160,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Director	1,200,000	$0.40	10 years	(2)
TOTAL	4,060,000

(1) Issued to David Beling, the Company's Chief Executive Officer and President.
(2) Issued to Alan Lindsay, the Company's Chairman of the Board of Directors.

Using the Black Scholes option pricing model the following assumptions were made to estimate the fair value of the stock options:

Options	Exercise Price	Volatility	Risk Free Interest Rate	Fair Value
4,060,000	$0.40	78.5%	1.74%	$1,812,203

At June 30, 2012, there was unrecognized compensation expense related to these stock options of $906,101, which is expected to be recognized over a weighted average period of 1.25 years.

A summary of the stock options as of June 30, 2012 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance at December 31, 2011	4,060,000	$0.40	9.75	$2,233,000
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance at June 30, 2012	4,060,000	$0.40	9.25	$933,800
Options exercisable at June 30, 2012	1,624,000	$0.40	9.25	$373,520
Options expected to vest	4,060,000
Weighted average fair value of options granted during the period		-

Convertible Preferred Stock

In August 2011, the Board of Directors designated 5,000,000 shares of its Preferred Stock as Series A Preferred Stock. Each share of Series A Preferred Stock is convertible into one share of common stock at the option of the preferred holder. The Series A Preferred Stock in not entitled to receive dividends and does not possess redemption rights. The Company is prohibited from effecting the conversion of the Series A Preferred Stock to the extent that, as a result of the conversion, the holder of such shares beneficially owns more than 4.99% (or, if this limitation is waived by the holder upon no less than 61 days prior notice to us, 9.99%) in the aggregate of the issued and outstanding shares of our common stock calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Series A Preferred Stock. The holders of the Company’s Series A Preferred Stock are also entitled to certain liquidation preferences upon the liquidation, dissolution or winding up of the business of the Company.

Additional Stock Issued
During the period April 1, 2012 through June 30, 2012 the following additional stock was issued:

Date share issued	Shares issued
April 20, 2012	25,000
April 30, 2012	6,000
May 17, 2012	25,000
June 11, 2012	50,000
June 27, 2012	50,000

The shares were issued to third party consultants for providing the Company with various investor relation services.

Derivative Financial Instruments	3 Months Ended
Jun. 30, 2012
Investments, All Other Investments [Abstract]
Derivative Financial Instruments

NOTE 3 – DERIVATIVE FINANCIAL INSTRUMENTS

In applying current accounting standards to the financial instruments issued in the Private Placement, the Company first considered the classification of the Series A Preferred Stock under ASC 480 Distinguishing Liabilities from Equity, and the Warrants under ASC 815 Derivatives and Hedging. The Series A Preferred Stock is perpetual preferred stock without redemption or dividend provisions, contingent or otherwise. Further, the Series A Preferred Stock is convertible into a fixed number of shares of Common Stock with adjustments to the conversion price solely associated with equity restructuring events such a stock splits and recapitalization. Generally redemption provisions that provide for the mandatory payment of cash to the Investor to settle the contract or certain provisions that cause the number of linked shares of Common Stock to vary result in liability classification; and, in some instances, classification outside of stockholders’ equity. There being no such provisions associated with the Series A Preferred Stock, it is classified as a component of stockholders’ equity. The warrants were also evaluated for purposes of classification. These financial instruments embody two features that are not consistent with the concept of stockholders’ equity. First, the exercise price of $0.60 is subject to adjustment upon the issuance of common stock or common share linked contracts at prices below the contractual exercise prices. Second, the financial instruments extend a fair-value (defined as Black-Scholes) cash redemption right to the Investors in the event of certain fundamental transactions, certain of which are not within the control of the Company. This particular provision is a written put and current accounting standards provide that such provisions are not consistent with the concept of stockholders’ equity. As a result, the Warrants require classification in liability as derivative warrants. Derivative warrants are carried both initially and subsequently at fair value with changes in fair value reflected in income.

Warrant Liability Amount
Balance at December 31, 2011	$2,361,925
Exercise or expiration	--
Change in fair value of warrant liability	(1,213,857)
Ending balance at June 30, 2012	$1,148,068

The derivative warrants were calculated using Black-Scholes valuation technique. Significant inputs into this technique are as follows:

	Inception	December 31, 2011	June 30, 2012
Fair market value of common stock	$0.60	$0.95	$0.63
Exercise price	$0.60	$0.60	$0.60
Term (1)	3 Years	2.75 Years	2.25 Years
Volatility range (2)	68.5%	63.9%	66.36%
Risk-free rate (3)	0.50%	0.50%	0.41%

(1) The term is the remaining years until expiration of warrants.

(2) The Company does not have a trading market value upon which to base its forward-looking volatility. Accordingly, the Company selected a peer company that provided a reasonable basis upon which to calculate volatility.

(3) The risk-free rate used represents the yield on zero coupon US Government Securities with a period to maturity consistent with the interval described in (2), above.

Warrants contain limitations on exercise, including the limitation that the holders may not convert their warrants to the extent that upon exercise the holder, together with its affiliates, would own in excess of 4.99% of our outstanding shares of common stock (subject to an increase upon at least 61-days’ notice by the subscriber to us, of up to 9.99%). For a period of twelve months from the date of issuance, the warrants issued in the Private Placement contain standard anti-dilution protection in the event the Company’s issues common stock at a lower per share price. The warrants may be exercised on a cashless basis in the event there is no effective registration statement registering the resale of the underlying common stock at any time after the Effectiveness Date.

The second classification-related accounting consideration related to the possibility that the conversion option embedded in the Series A Preferred Stock may require classification outside of stockholders’ equity. Generally, an embedded feature in a hybrid financial instrument (such as the Series A Preferred Stock) that both meets the definition of a derivative financial instrument and is not clearly and closely related to the host contract in term of risks would require bifurcation and accounting under derivative standards. The embedded conversion option is a feature that embodies risks of equity. The Company has concluded that the Series A Preferred Stock is a contract that affords solely equity risks.

Acquisition Of Option To Purchase Klondike Project	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Acquisition Of Option To Purchase Klondike Project

NOTE 4 – ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT

On June 11, 2012, the Company entered into an option agreement with Arden Larson to purchase a 100% interest in the Klondike Project (“Klondike”) that included 64 unpatented mining claims, to which the Company recently staked an additional 100 claims.  Klondike is located in the Alpha Mining District about 40 miles north of Eureka, Nevada.

The Company will pay a total of $575,000 to Mr. Larson on the following schedule:

Payment Date	Payment Amount
Effective Date (June 11, 2012)	$25,000
Six months after Effective Date	$25,000
June 11, 2013	$30,000
June 11, 2014	$35,000
June 11, 2015	$40,000
June 11, 2016	$45,000
June 11, 2017	$50,000
June 11, 2018	$55,000
June 11, 2019	$60,000
June 11, 2020	$65,000
June 11, 2021	$70,000
June 11, 2022	$75,000

The Company has the option to buy-down the royalty component by making payments of $500,000 per 0.25% of base net smelter return royalties for gold, silver and other products to Mr. Larson based on the following schedule:

Product	Base net smelter return royalty	Average market price	Maximum buy-down net smelter return royalty
GOLD	1.00	Less than $1,200/troy oz.	0.50
	1.50	$1,201 to $1,600/troy oz.	0.75
	2.00	$1,601 to $2,000/troy oz.	1.00
	2.50	$2,001 to $2,400/troy oz.	1.25
	3.00	$2,401 to $2,800/troy oz.	1.50
	3.50	$2,801 to $3,200/troy oz.	1.75
	4.00	Greater than $3,200/troy oz.	2.00

SILVER	1.00	Less than $15/troy oz.	0.50
	1.50	$15.01 to $30/troy oz.	0.75
	2.00	$30.01 to $45/troy oz.	1.00
	2.50	$45.01 to $60/troy oz.	1.25
	3.00	$60.01 to $75/troy oz.	1.50
	3.50	$75.01 to $90/troy oz.	1.75
	4.00	Greater than $90/troy oz.	2.00

OTHER	2.00	As determined by products	1.00

In addition, the Company is committed to spend no less than $850,000 for the benefit of the Klondike Project on the following schedule:

1.	$100,000 prior to June 11, 2013
2.	An additional $150,000 prior to June 11, 2014
3.	An additional $200,000 prior to June 11, 2015
4.	An additional $200,000 prior to June 11, 2016
5.	An additional $200,000 prior to June 11, 2017

Should the Company choose not to maintain the work commitment and option to the property, the Company can forego future payments to Mr. Larson without penalty.

Subsequent Events	3 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 5 – SUBSEQUENT EVENTS

On July 2, 2012 the Company entered into an agreement with Interactive Investors Inc. (“Interactive Investors”), whereby Interactive Investors is to provide online advertising for the Company.  In consideration for the services, the Company issued Interactive Investors 100,000 restricted shares

Nature Of Business And Summary Of Significant Accounting Policies (Policies)	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Interim Disclosure

Interim Disclosure

The condensed consolidated financial statements included herein have been prepared, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted pursuant to such rules and regulations. The Company's management believes that the disclosures are adequate to make the information presented not misleading. These condensed financial statements should be read in conjunction with the financial statements and the notes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2011.

The interim period information included in this Quarterly Report on Form 10-Q reflects all adjustments, consisting of normal recurring adjustments, that are, in the opinion of the Company's management, necessary for a fair statement of the results of the respective interim periods. Results of operations for interim periods are not necessarily indicative of results to be expected for an entire year.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Bullfrog Gold Corp., as of the date of the reverse merger, and its wholly owned subsidiary, Standard Gold Corp. All significant inter-entity balances and transactions have been eliminated in consolidation.

Going Concern and Management's Plans

Going Concern and Management’s Plans

The Company has incurred losses from operations since inception and has an accumulated deficit of $3,856,598 as of June 30, 2012. The Company’s financial statements have been prepared on the basis that it is a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company’s continuation as a going concern is dependent upon attaining profitable operations through achieving revenue growth. However, the Company will now have additional expenses as a result of it being a public company. The September 30, 2011 closing of the private placement of the Company’s securities for $3,650,900 (the “Private Placement”) included the conversion of debt owed by the Company in the aggregate amount of $940,900 which was converted on a dollar for dollar basis. As a result of the $2,710,000 of net proceeds received from the Private Placement, the Company believes it will have sufficient cash to satisfy the Company’s projected working capital and capital expenditure needs, and debt obligations through December 31, 2012. There are no assurances that the Company will be successful in meeting its cash flow requirements.

Cash and Cash Equivalents and Concentration

Cash and Cash Equivalents and Concentration

The Company considers all highly liquid investments with a maturity of three months or less when acquired to be cash equivalents. The Company places its cash with a high credit quality financial institution. The Company’s account at this institution is insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000. In addition to the basic insurance deposit coverage, the FDIC is providing temporary unlimited coverage for non-interest bearing transaction accounts through December 31, 2012. At June 30, 2012, the Company’s cash balance was approximately $313,000. To reduce its risk associated with the failure of such financial institution, the Company will evaluate at least annually the rating of the financial institution in which it holds deposits.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Mineral Property Acquisition and Exploration Costs

Mineral Property Acquisition and Exploration Costs

Mineral property acquisition and exploration costs are expensed as incurred until such time as economic reserves are quantified. To date, the Company has not established any proven or probable reserves on its mineral properties.

Exploration Stage Company

Exploration Stage Company

The Company complies with Accounting Standards Codification (“ASC”) 915-235-50 and Securities and Exchange Commission Act Guide 7 for its characterization of the Company as an exploration stage enterprise.

Fair Value Measurement

Fair Value Measurement

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair value:

·	Level 1 – Valuation based on quoted market prices in active markets for identical assets and liabilities.
·	Level 2 – Valuation based on quoted market prices for similar assets and liabilities in active markets.
·	Level 3 – Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.

The Company does not have any assets or liabilities measured using Level 1 or 2 inputs. The Company’s Level 3 financial liabilities measured at fair value consisted of the warrant liability as of June 30, 2012. See Note 3.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash and cash equivalents, accounts payable, and other liabilities and the warrant liability is already recorded at fair value.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method in accordance with ASC 740, "Income Taxes". Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that the recoverability of the asset is unlikely to be recognized.

The Company reports a liability, if any, for unrecognized tax benefits resulting from uncertain tax positions taken, or expected to be taken, in an income tax return. The Company has elected to classify interest and penalties related to unrecognized income tax benefits, if and when required, as part of income tax expense in the statement of operations. No liability has been recorded for uncertain income tax positions, or related interest or penalties as of June 30, 2012 or December 31, 2011. The periods ended December 31, 2011 and 2010 are open to examination by taxing authorities.

Long Lived Assets

Long Lived Assets

The Company assesses the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. When the Company determines that the carrying value of long-lived assets may not be recoverable based upon the existence of one or more indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows.

Preferred Stock

Preferred Stock

The Company accounts for its preferred stock under the provisions of Accounting Standards Codification on Distinguishing Liabilities from Equity, which sets forth the standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. This standard requires an issuer to classify a financial instrument that is within the scope of the standard as a liability if such financial instrument embodies an unconditional obligation to redeem the instrument at a specified date and/or upon an event certain to occur. The Company has determined that its preferred stock does not meet the criteria requiring liability classification as its obligation to redeem these instruments is not based on an event certain to occur. Future changes in the certainty of the Company’s obligation to redeem these instruments could result in a change in classification.

Derivative Financial Instruments

Derivative Financial Instruments

The Company accounts for derivative instruments in accordance with FASB ASC 815, Derivatives and Hedging (“ASC 815”), which requires additional disclosures about the Company’s objectives and strategies for using derivative instruments, how the derivative instruments and related hedged items are accounted for, and how the derivative instruments and related hedging items affect the financial statements. The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk. Terms of convertible debt and equity instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under ASC 815 to be accounted for separately from the host contract, and recorded on the balance sheet at fair value. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results. Pursuant to ASC 815, an evaluation of specifically identified conditions is made to determine whether the fair value of warrants issued is required to be classified as equity or as a derivative liability.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation is accounted for based on the requirements of the Share-Based Payment Topic of ASC 718 which requires recognition in the consolidated financial statements of the cost of employee and director services received in exchange for an award of equity instruments over the period the employee or director is required to perform the services in exchange for the award (presumptively, the vesting period). The ASC also requires measurement of the cost of employee and director services received in exchange for an award based on the grant-date fair value of the award.

The estimated fair value of each stock option as of the date of grant was calculated using the Black-Scholes pricing model. The Company estimates the volatility of its common stock at the date of grant based on the volatility of a comparable peer company which is publicly traded. The Company determines the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and post-vesting forfeitures. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. The shares of stock subject to the stock-based compensation plan shall consist of unissued shares, treasury shares or previously issued shares held by any Subsidiary of the Company, and such number of shares of stock are reserved for such purpose.

Net Loss per Common Share

Net Loss per Common Share

Net losses were reported for the three months ended June 30, 2012 and 2011 and six months ended June 30, 2012 and 2011. As such, the Company excluded the impact of its potential common shares related to stock options of 4,060,000 and warrants of 4,563,625, as of June 30, 2012 in the computation of dilutive earnings per share for this period as their effect would be anti-dilutive. Potential common shares of 4,586,539 upon conversion of preferred stock were also excluded from diluted loss per share since they were anti-dilutive.

Stockholder's Equity (Tables)	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Schedule of Stock Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance at December 31, 2011	4,060,000	$0.40	9.75	$2,233,000
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance at June 30, 2012	4,060,000	$0.40	9.25	$933,800
Options exercisable at June 30, 2012	1,624,000	$0.40	9.25	$373,520
Options expected to vest	4,060,000
Weighted average fair value of options granted during the period		-

Derivative Financial Instruments (Tables)	3 Months Ended
Jun. 30, 2012
Investments, All Other Investments [Abstract]
Schedule of Warrant Liability

Warrant Liability Amount
Balance at December 31, 2011	$2,361,925
Exercise or expiration	--
Change in fair value of warrant liability	(1,213,857)
Ending balance at June 30, 2012	$1,148,068

Acquisition Of Option To Purchase Klondike Project (Tables)	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Schedule of Payments
Payment Date	Payment Amount
Effective Date (June 11, 2012)	$25,000
Six months after Effective Date	$25,000
June 11, 2013	$30,000
June 11, 2014	$35,000
June 11, 2015	$40,000
June 11, 2016	$45,000
June 11, 2017	$50,000
June 11, 2018	$55,000
June 11, 2019	$60,000
June 11, 2020	$65,000
June 11, 2021	$70,000
June 11, 2022	$75,000

Schedule of Buy-Down Royalty Components
Product	Base net smelter return royalty	Average market price	Maximum buy-down net smelter return royalty
GOLD	1.00	Less than $1,200/troy oz.	0.50
	1.50	$1,201 to $1,600/troy oz.	0.75
	2.00	$1,601 to $2,000/troy oz.	1.00
	2.50	$2,001 to $2,400/troy oz.	1.25
	3.00	$2,401 to $2,800/troy oz.	1.50
	3.50	$2,801 to $3,200/troy oz.	1.75
	4.00	Greater than $3,200/troy oz.	2.00

SILVER	1.00	Less than $15/troy oz.	0.50
	1.50	$15.01 to $30/troy oz.	0.75
	2.00	$30.01 to $45/troy oz.	1.00
	2.50	$45.01 to $60/troy oz.	1.25
	3.00	$60.01 to $75/troy oz.	1.50
	3.50	$75.01 to $90/troy oz.	1.75
	4.00	Greater than $90/troy oz.	2.00

OTHER	2.00	As determined by products	1.00

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	0 Months Ended
	Jul. 25, 2011	Jul. 19, 2011 acre	Apr. 04, 2011	Jun. 30, 2012	Dec. 31, 2011
Nature Of Business And Summary Of Significant Accounting Policies Details Narrative
Reverse stock split (in ratio)			1:5.75
Forward stock split for outstanding common shares (in ratio)		51.74495487:1
Additional forward stock split for outstanding common shares (in ratio)	1:50.74495487
Common stock, shares authorized (in shares)		250,000,000		200,000,000	200,000,000
Common stock, par value	$ 0.0001			$ 0.0001	$ 0.0001
Area acquired for exploration and potential development		9,850

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative2) (Newsboy Project)	Jun. 30, 2012 acre N
Newsboy Project
Number of state exploration permits not renewed	1
Number of state exploration permits in Arizona.	3
Number of land holdings	5,240
Revised in the land holdings	4,920

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative3) (Option agreement with Arden Larson - Klondike Project)	Jun. 11, 2012 acre N
Option agreement with Arden Larson - Klondike Project
Business Acquisition [Line Items]
Number of unpatented mining claims	64
Additional number of mining claims	100
Number of land holdings	3,280

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative4) (USD $)	30 Months Ended	0 Months Ended
	Jun. 30, 2012	Sep. 30, 2011 Private Placement
Proceeds from Issuance of Private Placement		$ 3,650,900
Conversion of debt in private placement	940,900	940,900
Proceeds Conversion of debt in private placement		$ 2,710,000

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative5) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 11, 2010
Nature Of Business And Summary Of Significant Accounting Policies Details Narrative5
Deficit accumulated during the exploration stage	$ 3,856,598	$ 2,831,926
Maximum cash balance with FDIC	250,000
Cash and cash equivalents	312,974	1,815,055
Uncertain income tax positions, or related interest or penalties	$ 0	$ 0

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative6)	6 Months Ended
Jun. 30, 2012
Potential common shares excluded from conversion of preferred stock were also excluded from diluted loss	4,586,539
Stock options
Antidilutive securities excluded from computation of diluted EPS (in shares)	4,060,000
Warrant
Antidilutive securities excluded from computation of diluted EPS (in shares)	4,563,625

STOCKHOLDER'S EQUITY (Details Narrative) (USD $)	12 Months Ended		1 Months Ended					6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011 The Bullfrog Project	Oct. 31, 2011 The Bullfrog Project	Aug. 30, 2011 The Bullfrog Project	Aug. 25, 2011 The Bullfrog Project	Jun. 30, 2010 The Bullfrog Project	Jun. 30, 2012 The Bullfrog Project	Dec. 31, 2010 The Bullfrog Project	May 01, 2011 The Bullfrog Project
Percentage of bullfrog project property interest (in percent)									90.00%
Acquisition of mineral property (in shares)									923,077
Percentage of remaining bullfrog project property interest (in percent)							10.00%
Acquisition of mineral property		$ 300					$ 100,000
Percentage of bullfrog project net smelter return royalty (in percent)										3.00%
Issuance of Common stock for cash, July and August 2011 (in shares)						1,678,612
Issuance of Common stock for cash, July and August 2011	545					545
Description of reverse stock split								Shares are reflective of a reverse split of Standard Gold’s common stock, effective August 26, 2011, on a 1 for 3.25 basis. All share data in the accompanying financial statements and notes have been retroactively restated to reflect the reverse split.
Issuance of Common stock for mineral claim purchase option, August 2011, shares					4,000,000
Receipt of future payment				6,364
Exploration costs			$ 45,000

STOCKHOLDER'S EQUITY (Details Narrative2) (Newsboy Project, USD $)	0 Months Ended
Sep. 28, 2011
Newsboy Project
Percentage of property interest Newsboy Project property (in percent)	100.00%
Total consideration claim for newsboy project property	$ 3,425,000
Total advance consideration claim for newsboy project property	500,000
Balance consideration claim for newsboy project property	2,925,000
Balance consideration claim for newsboy project property (Due on January 1, 2012)	150,000
Balance consideration claim for newsboy project property (Due on July 1, 2012)	150,000
Balance consideration claim for newsboy project property (Due on January 1, 2013)	200,000
Balance consideration claim for newsboy project property (Due on July 1, 2013)	200,000
Balance consideration claim for newsboy project property (Due on January 1, 2014)	250,000
Balance consideration claim for newsboy project property (Due on July 1, 2014)	250,000
Balance consideration claim for newsboy project property (Due on January 1, 2015)	300,000
Balance consideration claim for newsboy project property (Due on July 1, 2015)	300,000
Balance consideration claim for newsboy project property (Due on January 1, 2016)	350,000
Balance consideration claim for newsboy project property (Due on July 1, 2016)	350,000
Balance consideration claim for newsboy project property (Due on January 1, 2017)	$ 425,000
Percentage of newsboy project property net smelter return royalty (in percent)	2.00%
Issuance of stock and warrants in private placement (in shares)	1,250,000

STOCKHOLDER'S EQUITY (Details Narrative3)	Jun. 30, 2012	Dec. 31, 2011	Aug. 31, 2011	Sep. 30, 2011 Standard Gold
Common stock, shares issued	30,053,846	29,897,846		14,357,135
Common stock, shares outstanding	30,053,846	29,897,846		13,645,596
Common stock issued				13,645,596
Conversion ratio of common stock (in ratio)				1:1
Preferred stock, shares issued	4,586,539	4,586,539	5,000,000	711,539
Preferred stock, shares outstanding	4,586,539	4,586,539		711,539
Series A convertible preferred stock issued				711,539
Conversion ratio of preferred stock (in ratio)				1:1

STOCKHOLDER'S EQUITY (Details Narrative4) (USD $)	30 Months Ended	0 Months Ended
	Jun. 30, 2012	Sep. 30, 2011 Private Placement	Sep. 30, 2011 Private Placement Common Stock	Sep. 30, 2011 Private Placement Series A Preferred Stock
Number of units sold (in units)		9,127,250	5,252,250	3,875,000
Unit price (in dollars per share)		$ 0.4
Description of Transaction		(i) one share of the Company's common stock (except that certain investors elected to receive in lieu of common stock, one share of the Company's Series A Convertible Preferred Stock) and (ii) a three year warrant to purchase shares of common stock equal to 50% of the number of shares purchased in the Private Placement at an exercise price of $0.60 per share.
Proceeds from Issuance of Private Placement		$ 3,650,900
Conversion of debt in private placement	940,900	940,900
Proceeds Conversion of debt in private placement		2,710,000
Number of warrants fair value (in shares)		4,563,625
Warrants allocated fair value		671,928
Balance allocated fair value to common stock or preferred stock		$ 2,978,972

STOCKHOLDER'S EQUITY (Details Narrative5) (USD $)	0 Months Ended
Sep. 30, 2011
Stockholders Equity Details Narrative5
Cancellation of shares, stock splits	22,510,919
Numbers of remaining shares of Bullfrog Gold's pre-merger	11,000,000
Number of prior merger shares available for resale categories under public float	9,000,000
Pre-merger liabilities	$ 13,383
Collection of proceeds from a Standard Gold note payable	201,363
Reduction in additional paid-in-capital (Pre-merger liabilities + Proceeds notes payable)	$ 214,746

STOCKHOLDER'S EQUITY (Details Narrative 6)	0 Months Ended
Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock reserved for issuance	4,500,000
Percentage of option exercisable (in percent)	20.00%
2011 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan modification description and terms	The modification to the option agreements increased the vesting period for only certain option agreements from one year to two years.

STOCKHOLDER'S EQUITY (Details) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Officer - David Beling		Jun. 30, 2012 Officer	Jun. 30, 2012 Consultant1Member	Jun. 30, 2012 Consultant2Member	Jun. 30, 2012 Consultant3Member	Jun. 30, 2012 Consultant4Member	Jun. 30, 2012 Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options	4,060,000	4,060,000	4,060,000	1,250,000	[1]	200,000	50,000	160,000	600,000	600,000	1,200,000	[2]
Strike Price	$ 0.4	$ 0.4	$ 0.4	$ 0.4	[1]	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.4	[2]
Term				10 years	[1]	10 years	10 years	10 years	10 years	10 years	10 years	[2]

[1]	Issued to David Beling, the Company's Chief Executive Officer and President.
[2]	Issued to Alan Lindsay, the Company's Chairman of the Board of Directors.

STOCKHOLDER'S EQUITY (Details 2) (USD $)	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance	4,060,000	4,060,000
Granted
Exercised
Forfeited
Cancelled
Ending Balance	4,060,000	4,060,000
Options exercisable at the end	1,624,000	1,624,000
Options expected to vest	4,060,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Beginning Balance	$ 0.4	$ 0.4
Granted
Exercised
Forfeited
Cancelled
Ending Balance	$ 0.4	$ 0.4
Options exercisable at the end	$ 0.4	$ 0.4
Weighted average fair value of options granted during the period
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding,Weighted Average Remaining Contractual Term [Roll Forward]
Beginning Balance	9 years 6 months	9 years 9 months
Ending Balance	9 years 3 months	9 years 6 months
Options exercisable at the end	9 years 3 months	9 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding,Aggregate Intrinsic Value [Roll Forward]
Beginning Balance	$ 1,421,000	$ 2,233,000
Ending Balance	933,800	1,421,000
Options exercisable at the end	$ 373,520	$ 446,600

STOCKHOLDER'S EQUITY (Details Narrative 7)	Jun. 30, 2012	Dec. 31, 2011	Aug. 31, 2011	Aug. 31, 2011 Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued	4,586,539	4,586,539	5,000,000
Preferred Stock, Conversion Basis				The Company is prohibited from effecting the conversion of the Series A Preferred Stock to the extent that, as a result of the conversion, the holder of such shares beneficially owns more than 4.99% (or, if this limitation is waived by the holder upon no less than 61 days prior notice to us, 9.99%) in the aggregate of the issued and outstanding shares of our common stock calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Series A Preferred Stock.

STOCKHOLDER'S EQUITY (Details 3) (USD $)	6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Stockholders Equity Details 3
Method used for valuation	Black Scholes option pricing model
Options	4,060,000	4,060,000	4,060,000
Exercise Price	$ 0.4	$ 0.4	$ 0.4
Volatility (in percent)	78.50%
Risk Free Interest Rate (in percent)	1.74%
Fair Value	$ 1,812,203
Unrecognized compensation expense	$ 906,101
Unrecognized compensation expense weighted average period	1 year 3 months

DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $)	3 Months Ended			6 Months Ended		30 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Derivative Financial Instruments Details
Beginning Balance	$ 1,569,116	$ 2,361,925		$ 2,361,925
Change in fair value of warrant liability	(421,048)	(792,809)		(1,213,857)		476,140
Ending Balance	$ 1,148,068	$ 1,569,116		$ 1,148,068		$ 1,148,068

DERIVATIVE FINANCIAL INSTRUMENTS (Details 1) (USD $)	Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Jan. 13, 2010
Derivative Financial Instruments Details 1
Fair market value of common stock	$ 0.63		$ 0.75		$ 0.95		$ 0.6
Exercise price	$ 0.6		$ 0.6		$ 0.6		$ 0.6
Term	2 years 3 months	[1]	2 years 6 months	[1]	2 years 9 months	[1]	3 years	[1]
Volatility range	66.36%	[2]	63.68%	[2]	63.90%	[2]	68.50%	[2]
Risk-free rate	0.41%	[3]	0.50%	[3]	0.50%	[3]	0.50%	[3]

[1]	The term is the remaining years until expiration of warrants.
[2]	The Company does not have a trading market value upon which to base its forward-looking volatility. Accordingly, the Company selected a peer company that provided a reasonable basis upon which to calculate volatility.
[3]	The risk-free rate used represents the yield on zero coupon US Government Securities with a period to maturity consistent with the interval described in (2), above.

ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT (Details Narrative) (Option agreement with Arden Larson - Klondike Project)	0 Months Ended
Jun. 11, 2012 N
Option agreement with Arden Larson - Klondike Project
Business Acquisition [Line Items]
Option to acquire interest percentage (in percent)	100.00%
Number of unpatented mining claims	64
Additional number of mining claims	100
Description of location of the entity to be acquired	Located in the Alpha Mining District about 40 miles north of Eureka, Nevada.

ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT (Details) (Option agreement with Arden Larson - Klondike Project, USD $)	Jun. 11, 2012
Option agreement with Arden Larson - Klondike Project
Business Acquisition [Line Items]
Business acquisition part of purchase price payable (By June 11,2022)	$ 575,000
Business acquisition part of purchase price payable (On June 11, 2012)	25,000
Business acquisition part of purchase price payable (On Deceber 11, 2012)	25,000
Business acquisition part of purchase price payable (On June 11, 2013)	30,000
Business acquisition part of purchase price payable (On June 11, 2014)	35,000
Business acquisition part of purchase price payable (On June 11, 2015)	40,000
Business acquisition part of purchase price payable (On June 11, 2016)	45,000
Business acquisition part of purchase price payable (On June 11, 2017)	50,000
Business acquisition part of purchase price payable (On June 11, 2018)	55,000
Business acquisition part of purchase price payable (On June 11, 2019)	60,000
Business acquisition part of purchase price payable (On June 11, 2020)	65,000
Business acquisition part of purchase price payable (On June 11, 2021)	70,000
Business acquisition part of purchase price payable (On June 11, 2022)	$ 75,000

ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT (Details 2) (Option agreement with Arden Larson - Klondike Project)	Jun. 11, 2012
Gold | Average market price Less than $1,200/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	1.00%
Maximum buy-down net smelter return royalty (in percent)	0.50%
Gold | Average market price - $1,201 to $1,600/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	1.50%
Maximum buy-down net smelter return royalty (in percent)	0.75%
Gold | Average market price - $1,601 to $2,000/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	2.00%
Maximum buy-down net smelter return royalty (in percent)	1.00%
Gold | Average market price - $2,001 to $2,400/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	2.50%
Maximum buy-down net smelter return royalty (in percent)	1.25%
Gold | Average market price - $2,401 to $2,800/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	3.00%
Maximum buy-down net smelter return royalty (in percent)	1.50%
Gold | Average market price - $2,801 to $3,200/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	3.50%
Maximum buy-down net smelter return royalty (in percent)	1.75%
Gold | Average market price - Greater than $3,200/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	4.00%
Maximum buy-down net smelter return royalty (in percent)	2.00%
Silver | Average market price - Less than $15/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	1.00%
Maximum buy-down net smelter return royalty (in percent)	0.50%
Silver | Average market price - $15.01 to $30/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	1.50%
Maximum buy-down net smelter return royalty (in percent)	0.75%
Silver | Average market price - $30.01 to $45/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	2.00%
Maximum buy-down net smelter return royalty (in percent)	1.00%
Silver | Average market price - $45.01 to $60/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	2.50%
Maximum buy-down net smelter return royalty (in percent)	1.25%
Silver | Average market price - $60.01 to $75/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	3.00%
Maximum buy-down net smelter return royalty (in percent)	1.50%
Silver | Average market price - $75.01 to $90/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	3.50%
Maximum buy-down net smelter return royalty (in percent)	1.75%
Silver | Average market price - Greater than $90/troy oz
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	4.00%
Maximum buy-down net smelter return royalty (in percent)	2.00%
Other | Average market price - As determined by products
Business Acquisition [Line Items]
Base net smelter return royalty (in percent)	2.00%
Maximum buy-down net smelter return royalty (in percent)	1.00%

ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT (Details 3) (Option agreement with Arden Larson - Klondike Project, USD $)	Jun. 11, 2012
Option agreement with Arden Larson - Klondike Project
Business Acquisition [Line Items]
Minimum additional amount to be spent for the benefit of the Klondike Project (Total)	$ 850,000
Amount to be spent for the benefit of the Klondike Project prior to June 11, 2013	100,000
Minimum additional amount to be spent for the benefit of the Klondike Project June 11, 2014	150,000
Minimum additional amount to be spent for the benefit of the Klondike Project June 11, 2015	200,000
Minimum additional amount to be spent for the benefit of the Klondike Project June 11, 2016	200,000
Minimum additional amount to be spent for the benefit of the Klondike Project June 11, 2017	$ 200,000

SUBSEQUENT EVENTS (Details Narrative) (Interactive Investors)	0 Months Ended
Jul. 02, 2012
Interactive Investors
Restricted stock issued for advertising services	100,000